Convertible Loans and Shareholder Loans	6 Months Ended
Jun. 30, 2026
Convertible Loans and Shareholder Loans [Abstract]
CONVERTIBLE LOANS AND SHAREHOLDER LOANS

5. CONVERTIBLE LOANS AND SHAREHOLDER LOANS

As of December 31, 2025 and June 30, 2026, the balances of convertible loans and shareholder loans measured at amortized cost, were summarized as below:

	At amortized cost
	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Current:
January 2019 Shareholder Loan	14,180,240	13,106,161
November 2020 Shareholder Loan	4,920,160	4,547,484
February 2021 Shareholder Loan	4,107,357	3,796,246

Subtotal	23,207,757	21,449,891

Total	23,207,757	21,449,891

Non-current:
February 2021 Shareholders Loan	16,483,576	16,483,576

Subtotal	16,483,576	16,483,576

July 2025 Convertible Loans	137,501,657	126,228,857

Subtotal	137,501,657	126,228,857

Total	153,985,233	142,712,433

January 2019 Shareholder Loan

In January 2019, the Company entered into a shareholder loan agreement with an investor for an aggregate principal amount of HK$23.5 million (the “January 2019 Shareholder Loan”). The loan bears interest of 12% per annum and is repayable within 12 months from the issue date. Concurrent with the loan, the Company granted a warrant (“B-2 Warrant”) to the investor for a consideration of HK$1.0 to subscribe for Series B-2 Redeemable Convertible Preferred Shares at an exercise price of US$63.20 per share. The total subscription price for the warrant shall not exceed one-third of the loan, plus any accrued but unpaid interest. The B-2 Warrant will expire on the earlier of: (i) the date of the closing of the first firm commitment, underwritten public offering to the general public of the ordinary shares of the Company where the valuation of the Company is no less than US$400,000,000; or (ii) 23 January 2022.

In September 2019, the Company agreed with the lender to extend the loan to be expired by 25 September 2020, and revised interest to 6% per annum and concurrently granted an additional warrant (“C Warrant”) to the same lender for a consideration of HK$1.0 to subscribe for Series C Redeemable Convertible Preferred Shares at an exercise price of US$57.12 per share (“the first modification”). The total subscription price for the warrant shall not exceed one-third of the loan, plus any accrued but unpaid interest. The C Warrant will expire on the earlier of: (i) the date of the closing of the first firm commitment, underwritten public offering to the general public of the ordinary shares of the Company where the valuation of the Company is no less than US$400,000,000; or (ii) 25 September 2022.

In October 2020, the Company agreed with the lender to extend the loan to be expired by March 2021, and revised interest to 8% per annum (“the second modification”). In addition, the Company revised the exercise price of both B-2 Warrant and C Warrant to US$37.92 per share. Both B-2 Warrant and C Warrant became exercisable at the time on the earlier of: (i) the consummation of a qualified IPO; and (ii) 25 September 2023.

In February 2021, the Company repaid HK$7.8 million and in March 2021, the Company agreed with the lender to extend the remaining unpaid principal of HK$15.7 million to be expired on the earlier of (i) the consummation of a qualified IPO; and (ii) September 25, 2021. The interest of the outstanding amount of the loan remains at 8% per annum (“the third modification”).

In September 2021, the Company agreed with the lender to extend the loan to be expired on the earlier of (i) the consummation of a qualified IPO; and (ii) April 2022. The interest remains at 8% per annum. Concurrently the Company granted additional warrants (“Class A OS Warrant”) to the same lender for a consideration of HK$1.0 to subscribe for the new Class A Ordinary Shares at an exercise price of US$266 (as adjusted for 1:25 reverse split) per share. The total subscription price for the Class A Ordinary Shares shall not exceed US$2,405,964. At the same time, the B-2 & C Warrant issued to the lender were cancelled. The Class A OS Warrant will expire on 25 September 2023 (“the fourth modification”).

The warrants are legally detachable and separately exercisable for underlying Redeemable Convertible Preferred Shares that are contingently redeemable and therefore are considered a freestanding financial liability under ASC 480. The Class A OS Warrant are legally detachable and separately exercisable for variable number of the Company’s equity shares and therefore are considered a freestanding financial liability under ASC 480. The warrants are initially measured and recognized at its fair value and also subsequently measured at fair value with changes in fair value recognized in “changes in fair value of financial instruments” in the consolidated statements of operations and comprehensive loss.

The Company assessed whether there were substantial changes of terms of the January 2019 Shareholder Loan. If the terms are substantially different, the modification is accounted for as a debt extinguishment. Otherwise, it is accounted for as a modification. In order to determine whether the terms are substantially different upon each modification, the Company compared whether the present value of the cash flows under the terms of the modified debt instrument is at least 10 percent different from the present value of the remaining cash flows under the terms of the original debt instrument. If the terms of a non-convertible debt instrument are modified and the cash flow effect on a present value basis is less than 10 percent, the debt instruments are not considered to be substantially different. The calculation of the present value of the cash flows of the new debt instruments included all cash flows specified by the terms of the new debt instruments plus any amounts paid by the Company. Those amounts paid by the Company were the fair value of new warrants issued in the first modification, the incremental fair value resulted from the revision of the warrant terms in the second modification, nil in the third modification and the excess of the fair value of Class A OS Warrant issued, over the fair value of the B-2 & C Warrants cancelled, in the fourth modification.

Based on the above assessment, it was determined that there was no substantial change of terms in the first modification and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount after deducting the fair value of the newly issued C Warrant and the revised cash flow under the term of the modified debt instrument.

For the second modification, it was determined that there was substantial change of terms and extinguishment accounting was applied. The excess of the reacquisition price of debt, being the fair value of the new debt instruments and the incremental fair value of RMB2.9 million (US$0.5 million) of the warrants resulted from the revision of the exercise price, over the net carrying amount of the extinguished debt was recognized as losses upon the extinguishment.

It was determined that there was no substantial change of terms in the third modification and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount and the revised cash flow under the term of the modified debt instrument.

For the fourth modification, it was determined that there was substantial change of terms and extinguishment accounting was applied. The excess of the reacquisition price of debt, being the fair value of the new debt instruments and the incremental fair value of RMB5.9 million (US$0.9 million) of the issuance of Class A OS Warrant, over the net carrying amount of the extinguished debt and the derecognition of the B-2 & C Warrant was recognized as losses upon the extinguishment in 2021.

In April 2022, the Company agreed with the lender to extend the remaining unpaid principal of HK$15.7 million to be expired on the earlier of (i) the consummation of a qualified IPO; (ii) the date falling fourteen (14) business days after receiving a repayment notice. At any time after the Company has received a new round of financing of not less than US$20.0 million, the lender may elect to request the Company for repayment of the indebtedness; and (iii) October 25, 2022. The interest of the outstanding amount of the loan remains at 8% per annum (“the fifth modification”).

In October 2022, the Company agreed with the lender to extend the remaining unpaid principal of HK$15.7 million to be expired on the earlier of (i) the consummation of a qualified IPO; (ii) the date falling fourteen (14) business days after receiving a repayment notice. At any time after the Company has received a new round of financing of not less than US$20.0 million, the lender may elect to request the Company for repayment of the indebtedness; and (iii) October 25, 2023. The interest of the outstanding amount of the loan remains at 8% per annum (“the sixth modification”).

It was determined that there was no substantial change of terms in the fifth and sixth modifications and the new debt was accounted for at amortized cost using a new effective interest rate determined based on the original debt’s net carrying amount and the revised cash flow under the term of the modified debt instrument. The balance as of December 31, 2025 and June 30, 2026 was RMB14,180,240 and RMB13,106,161, respectively.

As the Class A OS Warrant has not been exercised by 25 September 2023, the Class A OS Warrant expired on 25 September 2023.

November 2020 Shareholder Loan

In November 2020, the Company borrowed US$ denominated loans of US$0.7 million from one of the shareholders. The loans bear interest of 8% per annum. Upon the closing of the Series C-1 round of the Company, the lenders may at any time elect to request the Company for repayment of the loan and accrued interest. No payment was made before December 31, 2025, it was recorded as current liability at amortized cost and the balance as of December 31, 2025 and June 30, 2026 was RMB4,920,160 and RMB4,547,484, respectively.

February 2021 Shareholders Loan

In connection with the C-1 financing completed in February 2021, the Company issued certain shareholders’ loans to related investors. These loans bear a fixed interest rate of 8.0% per annum and are repayable within one year. In May 2022, the related investors except one investor, signed loan extension agreements with the Company that the repayment date shall be extended to January 1, 2024.

In June 2023, the related investors except three investors signed loan extension agreements with the Company that the repayment date shall be extended to January 1, 2025, The Company recorded February 2021 Shareholders Loan at amortized cost with the balances of RMB6,891,043 in current liabilities, and the balances of RMB56,928,815 in non-current liabilities as of December 31, 2023. The balance as of December 31, 2024 was RMB64,772,782.

In June and December 2025, certain investors converted principal of US$ 6,081,228 (equivalent to RMB42,743,735) and accrued interest of US$ 1,098,376 (equivalent to RMB7,836,913) related to amounts due from the Company into 48,246 (shares as adjusted for 1:25 reverse split) shares of Class A ordinary shares. All remaining investors, except for one, have entered into loan extension agreements, which defer the repayment date to January 1, 2029. The outstanding balance of the shareholder loans from these extended investors amounted to RMB 16,483,576 as of December 31, 2025 and June 30, 2026, which are classified within non-current liabilities. The one investor who did not enter into a loan extension agreement has an outstanding balance of RMB 4,107,357 and RMB3,796,246 as of December 31, 2025 and June 30, 2026, respectively, which are classified within current liabilities.

July 2025 Convertible Loans

In July 2025, the Company entered into a SPA with a new investor (the “Holder”), pursuant to which the Company issued $25 million in aggregate principal amount of senior secured convertible loans (the “Loans”), together with detachable warrants to purchase the Company’s Class A ordinary shares (the “Warrants”). The Loans are fully guaranteed by the Company’s material subsidiaries and a first-priority security interest in substantially all of the Company’s and Subsidiary Guarantors’ assets. The maturity date was 24-month anniversary of the Issuance Date.

The Holder has the right, at any time during the term of the Loans, to convert all or any portion of the outstanding principal of the Loans into the Company’s Class A ordinary shares. The conversion price in effect on any Conversion Date shall be equal to $13.65.

If the Company raises capital in any financing after the issuance date, the Holder has the right to require the Company to redeem all or a portion of the Loans using 20% of the gross proceeds from such financing, at a redemption price equal to 105% of the principal amount being redeemed. Upon the occurrence of a change of control transaction, the Holder has the right to require the Company to redeem all or a portion of the Loans at the Redemption Price.

Detachable Warrants was issued concurrently with the Loans. The Warrants was exercisable by the Holder to acquire 910,357 of the Company’s Class A ordinary shares at any time after issuance within 5 years. The exercise price was the volume-weighted average price (VWAP) of the Company’s ordinary shares on the Trading Day immediately prior to the SPA date, subject to anti-dilution adjustments. The Warrants are classified as permanent equity at issuance and are not remeasured at fair value in subsequent periods consistent with ASC 815-40 for equity-classified freestanding instruments. The gross proceeds from issuance of the Notes are allocated between the debt host and the Warrants based on their relative fair values at the issuance date.

From September to October 2025, the Holder converted US$2.35 million into 327,852 Class A ordinary shares at the conversion price ranging from US$6.6 to US$9.7 per share. As of December 31, 2025, the balance of the Loans was RMB137.5 million. In the first half of 2026, the Holder converted US$2.0 million together with interest of US$0.5 million into 1,297,392 Class A ordinary shares. As of June 30, 2026, the balance of the Loans was RMB126.2 million.